Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	$ 663,036.0	$ 23,901.8	$ 584,746.3	$ 389,862.1
Adjustments for:
Depreciation expense	414,187.7	14,931.1	324,538.4	281,411.8
Amortization expense	8,207.2	295.9	7,186.2	5,472.4
Expected credit losses recognized (reversal) on investments in debt instruments	(2.7)	(0.1)	3.7	1.7
Finance costs	5,414.2	195.2	2,081.5	3,250.9
Share of profits of associates	(5,512.7)	(198.7)	(3,562.0)	(2,861.0)
Interest income	(5,708.8)	(205.8)	(9,018.4)	(16,189.4)
Share-based compensation	7.8	0.3	6.6	2.8
Loss (gain) on disposal or retirement of property, plant and equipment, net	273.6	9.9	(188.9)	950.0
Loss on disposal or retirement of intangible assets, net	1.2		0.6	2.4
Impairment loss (reversal of impairment loss) on property, plant and equipment	274.4	9.9	10.2	(301.4)
Loss (gain) on financial instruments at fair value through profit or loss, net			(3.0)	955.7
Gain on disposal of investments in debt instruments at fair value through other comprehensive income, net	(93.2)	(3.4)	(1,439.4)	(537.8)
Loss from disposal of subsidiaries				4.6
Gain on foreign exchange, net	(16,115.9)	(581.0)	(1,372.6)	(5,228.2)
Dividend income	(362.3)	(13.1)	(637.6)	(417.3)
Gain arising from fair value hedges, net				(13.1)
Others	(414.2)	(15.0)	13.5	(5.5)
Changes in operating assets and liabilities:
Financial instruments at fair value through profit or loss	2,649.2	95.5	(2,965.2)	848.8
Notes and accounts receivable, net	(52,105.9)	(1,878.4)	(8,082.7)	(18,119.6)
Receivables from related parties	(157.2)	(5.7)	304.0	(277.7)
Other receivables from related parties	(10.9)	(0.4)	7.6	13.4
Inventories	(55,748.9)	(2,009.7)	(54,372.2)	20,249.8
Other financial assets	(8,236.9)	(296.9)	1,389.5	3,383.5
Other current assets	(3,899.0)	(140.6)	(1,358.1)	(76.3)
Accounts payable	8,298.3	299.2	404.6	5,860.1
Payables to related parties	(670.5)	(24.2)	672.8	58.4
Salary and bonus payable	3,730.9	134.5	3,798.9	1,800.9
Accrued profit sharing bonus to employees and compensation to directors and supervisors	843.7	30.4	12,032.1	(332.2)
Accrued expenses and other current liabilities	84,322.7	3,039.8	20,617.4	(2,372.0)
Other noncurrent liabilities	154,086.0	5,554.7
Net defined benefit liability	(635.2)	(22.9)	(785.2)	(215.0)
Cash generated from operations	1,195,658.6	43,102.3	874,028.6	667,182.8
Income taxes paid	(83,497.9)	(3,010.0)	(51,362.4)	(52,044.1)
Net cash generated by operating activities	1,112,160.7	40,092.3	822,666.2	615,138.7
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of financial instruments at fair value through profit or loss - debt instruments				(124.7)
Acquisitions of financial assets at fair value through other comprehensive income	(255,888.7)	(9,224.5)	(262,637.5)	(257,558.2)
Acquisitions of financial assets at amortized cost	(3,799.7)	(137.0)	(4,302.8)	(313.9)
Acquisitions of property, plant and equipment	(839,195.7)	(30,252.2)	(507,238.7)	(460,422.2)
Acquisitions of intangible assets	(9,040.7)	(325.9)	(9,542.4)	(9,329.9)
Proceeds from disposal or redemption of financial instruments at fair value through profit or loss - debt instruments			30.0	2,418.2
Proceeds from disposal or redemption of financial assets at fair value through other comprehensive income	254,604.5	9,178.2	266,931.9	230,444.5
Proceeds from disposal or redemption of financial assets at amortized cost	9,368.3	337.7	285.2	14,349.2
Proceeds from disposal or redemption of property, plant and equipment	390.4	14.1	606.7	287.3
Proceeds from return of capital of investments in equity instruments at fair value through other comprehensive income	115.6	4.2	51.1	1.1
Derecognition of hedging financial instruments	276.3	10.0	(308.8)	(436.6)
Interest received	5,990.9	216.0	9,775.1	16,875.0
Other dividends received	362.3	13.1	735.1	320.2
Dividends received from investments accounted for using equity method	2,136.4	77.0	2,752.1	1,719.0
Increase in prepayments for leases	(1,200.0)	(43.3)	(4,693.4)
Refundable deposits paid	(1,997.3)	(72.0)	(726.9)	(1,465.8)
Refundable deposits refunded	683.7	24.6	1,431.9	1,019.3
Net cash used in investing activities	(836,365.8)	(30,150.2)	(505,781.7)	(458,801.6)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase (decrease) in short-term loans	35,668.4	1,285.8	(31,571.6)	31,804.3
Proceeds from short-term bills payable			7,485.3
Repayments of short-term bills payable			(7,500.0)
Proceeds from issuance of bonds	364,592.8	13,143.2	236,725.7
Repayment of bonds	(2,600.0)	(93.7)	(31,800.0)	(34,900.0)
Proceeds from long-term bank loans	1,510.0	54.5	2,000.0
Payments for transaction costs attributable to the issuance of bonds	(737.7)	(26.6)	(390.7)
Repayment of the principal portion of lease liabilities	(1,985.3)	(71.6)	(2,615.7)	(2,930.6)
Interest paid	(3,833.6)	(138.2)	(1,781.1)	(3,597.1)
Guarantee deposits received	469.0	16.9	145.6	62.2
Guarantee deposits refunded	(36.8)	(1.3)	(16.1)	(701.3)
Cash dividends	(265,786.4)	(9,581.3)	(259,303.8)	(259,303.8)
Disposal of ownership interests in subsidiaries (without losing control)	9,451.8	340.7
Donation from shareholders	11.3	0.4	7.3	4.0
Decrease in non-controlling interests	(115.0)	(4.2)		(75.9)
Net cash generated by (used in) financing activities	136,608.5	4,924.6	(88,615.1)	(269,638.2)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(7,583.8)	(273.3)	(23,498.1)	(9,114.2)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	404,819.6	14,593.4	204,771.3	(122,415.3)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	660,170.6	23,798.5	455,399.3	577,814.6
CASH AND CASH EQUIVALENTS, END OF YEAR	1,064,990.2	38,391.9	660,170.6	455,399.3
Land use right and others [member]
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from government grants	6.6	0.2	25.4	850.6
Property, plant and equipment [member]
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from government grants	$ 821.3	$ 29.6	$ 1,044.3	$ 2,565.3